Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Details 3) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of subsidiaries [line items]
Revenue	₪ 782,829	$ 225,794	₪ 126,019	[1]	₪ 200,078	[1]
Expenses	1,052,360	303,536	509,397	[1]	657,390	[1]
Loss for the year from continuing operations	(248,778)	(71,756)	(319,981)	[1]	(371,153)	[1]
Loss for the year	(401,681)	(115,858)	(312,068)	[1]	(314,922)	[1]
Loss attributable to owners of the Company	(338,034)	(97,500)	(194,830)	[1]	(186,150)	[1]
Loss attributable to the non-controlling interests	(63,647)	(18,358)	(117,238)	[1]	(128,772)	[1]
Other comprehensive income for the year	210,014	60,571	58,147		(38,110)
Total comprehensive (loss) attributable to owners of the Company	(127,918)	(36,896)	(128,114)		(206,504)
Total comprehensive (loss) attributable to the non-controlling interests	(63,749)	(18,387)	(125,807)		(146,528)
Total comprehensive (loss) for the year	(191,667)	(55,287)	(253,921)		(353,032)
Net cash inflow (outflow) from operating activities	433,812	125,126	77,030		191,353
Net cash inflow (outflow) from investing activities	459,206	132,451	89,886		235,796
Net cash (outflow) from financing activities	(519,743)	$ (149,911)	(233,259)		(579,557)
Plaza Center N.V. ("PC") [Member]
Disclosure of subsidiaries [line items]
Revenue	814,826		192,435		283,926
Expenses	(923,646)		(394,085)		(500,262)
Loss for the year from continuing operations	(108,820)		(201,650)		(216,336)
Loss for the year	(108,820)		(201,650)		(216,336)
Loss attributable to owners of the Company	(48,833)		(91,080)		(97,122)
Loss attributable to the non-controlling interests	(59,987)		(110,570)		(119,214)
Loss for the year	(108,820)		(201,650)		(216,336)
Other comprehensive income attributable to owners of the Company	(3,095)		519		5,452
Other comprehensive income attributable to the non-controlling interests	(3,798)		636		6,690
Other comprehensive income for the year	(6,893)		1,155		12,142
Total comprehensive (loss) attributable to owners of the Company	(51,928)		(90,561)		(91,670)
Total comprehensive (loss) attributable to the non-controlling interests	(63,785)		(109,934)		(112,524)
Total comprehensive (loss) for the year	(115,771)		(200,495)		(204,194)
Net cash inflow (outflow) from operating activities	(1,637)		(260,148)		(10,481)
Net cash inflow (outflow) from investing activities	400,812		165,014		92,273
Net cash (outflow) from financing activities	(239,979)		(144,980)		(159,363)
Net cash inflow (outflow)	₪ 159,196		₪ (240,114)		₪ (77,571)

[1]	Reclassified (discontinued operations). Refer to Note 19.